Other Liabilities - Components of Other Current and Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current liabilities:
Accrued salaries, wages and related costs	$ 300.6	$ 262.2
Accrued operating expenses	303.3	319.1
Income taxes payable	35.6	23.5
Accrued customer volume rebates	176.5	167.4
Accrued interest	67.4	63.4
Accrued employee benefit liability	7.0	9.7
Total	890.4	845.3
Other liabilities:
Accrued employee benefit liability	262.0	291.5
Other postretirement liability	70.1	77.3
Other various liabilities	315.8	276.1
Total	$ 647.9	$ 644.9